Accounts Receivable, Net - Schedule of Movement of the Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Expected Credit Loss [Abstract]
Balance as of the beginning of the year	$ (10,265)	$ (7,299)
Addition		(3,288)	(7,172)
Reversal	3,363
Exchange difference	(587)	322	(127)
Balance as of the end of the year	$ (7,489)	$ (10,265)	$ (7,299)